Shareholders' Equity (Details) - USD ($)		1 Months Ended				6 Months Ended
	Jan. 03, 2019	Oct. 29, 2021	Sep. 30, 2021	Feb. 22, 2021	Oct. 20, 2017	Sep. 30, 2021	Sep. 29, 2021	Mar. 31, 2021	Mar. 31, 2020	Jan. 10, 2019	Dec. 31, 2018
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.004		$ 0.001	$ 0.004		$ 0.004
Description of ordinary shares issued					On July 4, 2017 and October 20, 2017, the Company issued common stocks of an aggregate of 20,000,000 shares of $0.001 par value (5,000,000 shares of $0.004 par value retrospectively restated for effect of reverse stock split on February 22, 2021) to thirteen shareholder, three among whom together hold 100% shares of Suxuantang and over 50% shares of SXT.
Ordinary shares							2,084,005	27,389,877	11,961,006
Ordinary shares reverse stock split				2,990,253
Fair value for convertible debt (in Dollars)								$ 7,680,791	$ 6,425,657
Volatility rate						131.84%
Warrant, description						In connection with the certain convertible notes issued on May 2, 2019, the Company issued a warrant on January 18, 2021 to Mr. Jian Ke for purchase of 1,000,000 ordinary shares (250,000 ordinary shares retrospectively restated for effect of reverse stock split on February 22, 2021) (the “warrants”). The warrants carry a term of four years and shall be exercisable at $0.3843 per share ($1.5372 per share retrospectively restated for effect of reverse stock split on February 22, 2021). Management determined that the warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in stockholders' equity. The warrants were recorded at their fair value on the date of grant as a component of stockholders’ equity. As of September 30, 2021, the total number of warrants outstanding was 250,000 with weighted average remaining life of 4 years.
Fair value of warrants (in Dollars)						$ 509,000
Risk free rate						0.33%
Expected term						4 years
Warrant exercise price (in Dollars per share)						$ 1.5372
Dividends percentage
Reverse stock split, Description						On January 23, 2021, the Company’s board of directors approved to effect a one-for-four reverse stock split of its ordinary shares (the “Reverse Stock Split”) with the market effective on February 22, 2021, such that the number of the Company’s authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.001 to US$0.004. As a result of the Reverse Stock Split, each four pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of February 21, 2021 (immediately prior to the effective date), there were 62,057,584 ordinary shares outstanding, and the number of ordinary shares outstanding after the Reverse Stock Split is 15,525,094, taking into account of the effect of rounding fractional shares into whole shares. In addition, all options and any other securities of the Company outstanding immediately prior to the Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 4 and multiplying the exercise price thereof by 4, as a result of the Reverse Stock Split.
Convertible Notes [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares reverse stock split				6,847,470
Equity incentive plan [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares			2,325,000			2,325,000
Expected term			10.00%
Volatility rate			10.00%
Fair market value Percentage			110.00%
Fair value of shares (in Dollars)						$ 1,382,135
Per share price (in Dollars per share)			$ 1.0275			$ 1.0275
Earned employee compensation (in Dollars)						$ 691,068
Unearned employee compensation (in Dollars)						$ 691,067
Equity incentive plan [Member] | Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Cancelled shares		738,861
Ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.001			$ 0.001
Initial Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Additional ordinary shares	39,975										2,506,300
Public offering price (in Dollars per share)	$ 4										$ 4
Ordinary shares				626,575						160,426
Ordinary price per share (in Dollars per share)					$ 16
Total gross proceeds (in Dollars)	$ 10,200,000
Ordinary shares reverse stock split				40,107
Initial Public Offering [Member] | Ordinary shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares				9,993
Ordinary price per share (in Dollars per share)				$ 16